Post-employment benefits - Other Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Post-employment benefits - Other Comprehensive Income [Line Items]
Actuarial (gain)/loss on defined benefit obligation arising during the period	€ (42)	€ (175)	€ 71
Return on plan assets less/(greater) than discount rate	25	114	37
Net charge to other comprehensive income	(17)	(61)	108
GB
Post-employment benefits - Other Comprehensive Income [Line Items]
Actuarial (gain)/loss on defined benefit obligation arising during the period	(7)	(151)	39
Return on plan assets less/(greater) than discount rate	16	139	65
Net charge to other comprehensive income	9	(12)	104
Rest of world
Post-employment benefits - Other Comprehensive Income [Line Items]
Actuarial (gain)/loss on defined benefit obligation arising during the period	(35)	(24)	32
Return on plan assets less/(greater) than discount rate	9	(25)	(28)
Net charge to other comprehensive income	€ (26)	€ (49)	€ 4